9 Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Loss Per Share
Schedule of loss per share
	2020 £’000		2019 £’000		2018 £’000
Numerator
Loss used in basic EPS and diluted EPS:
Continuing operations	(22,189)		(9,138)		(10,368)
Discontinued operations	–		(947)		(4,662)
Denominator
Weighted average number of ordinary shares used in basic EPS:	42,839,961		18,330,588		3,056,303
Basic and diluted loss per share:
Continuing operations – pence	(52	)p	(50	)p	(339	)p
Discontinued operations – pence	–		(5	)p	(153	)p